Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Sep. 30, 2025	Dec. 31, 2024
Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years	20 years
Machinery [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years	2 years
Machinery [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years	10 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years	4 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years